EXHIBIT 99.7

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2017-C SERIES

Period	Collection	Accrual	Distribution
From	01-Mar-19	15-Mar-19	15-Apr-19
To	31-Mar-19	15-Apr-19
Days	31

Description of Collateral

On the Distribution Date, the Series 2017-C balances were:

Notes	$1,250,000,000.00
1,250,000,000.00
Principal Amount of Debt	1,250,000,000.00
Required Overcollateralization	$293,210,000.00
Required Overcollateralization Increase - MPR < 35%	$49,165,000.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$7,259,481.11
Series Nominal Liquidation Amount	1,599,634,481.11

Required Participation Amount	$1,599,634,481.11
Excess Receivables	$228,508,291.19

Total Collateral	1,828,142,772.31
Collateral as Percent of Notes	146.25%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,114,282,513.95
Total Principal Collections	($1,887,475,189.46)
Investment in New Receivables	$2,121,195,168.11
Receivables Added for Additional Accounts	$0.00
Repurchases	($33,074,664.33)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($749,842,452.98)
Less Servicing Adjustment	($2,205,495.14)

Ending Balance	$5,562,879,880.15

SAP for Next Period	32.86%

Average Receivable Balance	$5,473,333,398.45
Monthly Payment Rate	34.48%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$22,899,254.93
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$22,899,254.93

Series Allocation Percentage at Month-End	32.86%
Floating Allocation Percentage at Month-End	89.59%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
10/15/2020	4/1/2020	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
Days	31
LIBOR	2.483750%
Applicable Margin	0.320000%
	2.803750%

	Actual	Per $1000
Interest	3,017,925.35	2.41
Principal	—	—

		2.41
Total Due Investors	3,017,925.35
Servicing Fee	1,326,979.17

Excess Cash Flow	2,397,285.61

Reserve Account
Required Balance	$6,250,000.00
Current Balance	$6,250,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.45%
Pass / Fail	PASS
Seller’s Interest as a percent of the notes of each series		26.89%